Impairment of Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Carrying Value of Goodwill

The carrying amounts of goodwill allocated to the CGU or CGU group for impairment testing are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
PayPay Card CGU	9,176	9,176
Other CGUs or CGU groups	5,981	5,981
Total	15,157	15,157

Schedule of Significant Assumptions Used in Value in Use Calculations

The significant assumptions used in the value in use calculations are as follows:

	For the year ended March 31, 2025
	Pre-tax discount rate	Terminal growth rate
PayPay Card CGU	10.2%	1.5%

	For the year ended March 31, 2026
	Pre-tax discount rate	Terminal growth rate
PayPay Card CGU	9.8%	1.4%